American Century Growth Funds, Inc.

PROSPECTUS SUPPLEMENT

LEGACY FOCUSED LARGE CAP FUND * LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

SUPPLEMENT DATED JANUARY 5, 2007 * Prospectus dated December 1, 2006

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAMS ON PAGE 10.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the funds is identified below.

SHEILA K. DAVIS

Ms. Davis, Portfolio Manager, has been a member of the team that manages the funds since their inception in May 2006. She joined American Century in 1993.
She became a business manager for strategic investments in February 2000 and an investment analyst in February 2004. She became a portfolio manager in February
2006. She holds a bachelor of science from Emporia State University and an MBA from the University of Kansas.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of her compensation, and her ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53124 0701

American Century Growth Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

LEGACY FOCUSED LARGE CAP FUND * LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

Supplement  Dated  January 5, 2007 * Statement of Additional  Information  Dated
December 1, 2006

THE FOLLOWING REPLACES The Other Accounts Managed Information ON PAGE 41.

OTHER ACCOUNTS MANAGED (AS OF JULY 31, 2006)
--------------------------------------------------------------------------------------
                              REGISTERED
                              INVESTMENT
                              COMPANIES
                              (E.G., OTHER      OTHER POOLED      OTHER ACCOUNTS
                              AMERICAN          INVESTMENT        (E.G., SEPARATE
                              CENTURY FUNDS     VEHICLES (E.G.,   ACCOUNTS AND
                              AND AMERICAN      COMMINGLED        CORPORATE ACCOUNTS
                              CENTURY -         TRUSTS AND        INCLUDING INCUBATION
                              SUBADVISED        529 EDUCATION     STRATEGIES AND
                              FUNDS)            SAVINGS PLANS)    CORPORATE MONEY)
--------------------------------------------------------------------------------------
Legacy Focused Large Cap
--------------------------------------------------------------------------------------
Sheila K.  Number of Other    2                 0                 7
Davis      Accounts Managed
           ---------------------------------------------------------------------------
           Assets in Other    $8,860,683        N/A               $12,499,977
           Accounts Managed
--------------------------------------------------------------------------------------
Legacy Large Cap
--------------------------------------------------------------------------------------
Sheila K.  Number of Other    2                 0                 7
Davis      Accounts Managed
           ---------------------------------------------------------------------------
           Assets in Other    $10,397,585       N/A               $12,499,977
           Accounts Managed
--------------------------------------------------------------------------------------
Legacy Multi Cap
--------------------------------------------------------------------------------------
Sheila K.  Number of Other    2                 0                 7
Davis      Accounts Managed
           ---------------------------------------------------------------------------
           Assets in Other    $10,476,583       N/A               $12,499,977
           Accounts Managed
--------------------------------------------------------------------------------------

THE FOLLOWING REPLACES The Ownership of Securities Information ON PAGE 43.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Legacy Focused Large Cap
  Sheila K. Davis                     B
--------------------------------------------------------------------------------
Legacy Large Cap
  Sheila K. Davis                     C
--------------------------------------------------------------------------------
Legacy Multi Cap
  Sheila K. Davis                     B
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53133 0701